Cash	12 Months Ended
Dec. 31, 2011
Cash [Abstract]
Cash

Note 4—Cash

At December 31, 2011 and 2010, the Company’s cash amounted to $53.5 million and $55.2 million, respectively, which is deposited in interest bearing deposit accounts within financial institutions. Cash deposited in an affiliate financial institution amounted to $47.8 million and $46.7 million as of December 31, 2011 and 2010, respectively.